CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 2,006,757	$ 1,714,261
Right of use assets	688,708	520,651
Goodwill	917,019	779,896
Other intangible assets	1,161,034	845,729
Fair value through other comprehensive income financial assets	10	11
Deferred income tax assets	10,938	11,064
Derivative financial instrument assets	2,150	165,100
Trade and other receivables	163,407	75,054
Non-current assets	4,950,023	4,111,766
Current assets
Inventories	70,073	42,021
Income tax receivable	604	128
Trade and other receivables	686,470	471,753
Cash and cash equivalents	530,468	916,488
Current assets	1,287,615	1,430,390
Total assets	6,237,638	5,542,156
Current liabilities
Trade and other payables	595,785	499,432
Provisions for other liabilities and charges	496	343
Derivative financial instrument liabilities	1,971	3,771
Income tax payable	64,101	68,834
Borrowings	709,505	207,619
Lease liabilities	74,563	50,560
Current liabilities	1,446,421	830,559
Non-current liabilities
Trade and other payables	1,411	312
Borrowings	2,577,357	2,401,471
Lease liabilities	403,339	325,541
Provisions for other liabilities and charges	119,406	71,598
Deferred income tax liabilities	194,082	169,119
Non-current liabilities	3,295,595	2,968,041
Total liabilities	4,742,016	3,798,600
EQUITY
Stated capital	5,309,954	5,223,484
Accumulated losses	(3,064,339)	(2,860,205)
Other reserves	(970,819)	(842,911)
Equity attributable to owners of the Company	1,274,796	1,520,368
Non-controlling interest	220,826	223,188
Total equity	1,495,622	1,743,556
Total liabilities and equity	$ 6,237,638	$ 5,542,156